Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000017675
Shareholder Report [Line Items]
Fund Name	Reaves Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	RSRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Reaves Infrastructure Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://reavesam.com/our_services/reaves-infrastructure-fund/. You can also request this information by contacting us at 1-866-342-7058.
Additional Information Phone Number	1-866-342-7058
Additional Information Website	https://reavesam.com/our_services/reaves-infrastructure-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reaves Infrastructure Fund, Institutional Class Shares	$70	1.30%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%
AssetsNet	$ 32,238,123
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 26,197
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$32,238,123	29	$26,197	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	2.1%
Materials	3.5%
Independent Power and Renewable Electricity Producers	4.0%
Gas Utilities	4.1%
Energy	6.7%
Real Estate	7.4%
Multi-Utilities	12.6%
Communication Services	15.1%
Industrials	19.2%
Electric Utilities	25.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DT Midstream	5.8%
NiSource	5.2%
Constellation Energy	4.5%
Equinix	4.3%
T-Mobile US	4.2%
Union Pacific	4.1%
Atmos Energy	4.1%
Entergy	4.0%
Talen Energy	4.0%
Cogent Communications Holdings	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-342-7058
Updated Prospectus Web Address	https://reavesam.com/our_services/reaves-infrastructure-fund/